8. TRADE AND OTHER ACCOUNTS RECEIVABLES, NET (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	$ 192,848,026	$ 189,626,641
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	192,848,026	189,626,641
Current
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	164,252,702	157,287,254
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	164,252,702	157,287,254
1 to 30 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	13,736,525	19,541,545
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	13,736,525	19,541,545
31 to 60 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	5,472,968	5,555,253
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	5,472,968	5,555,253
61 to 90 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	1,837,574	2,596,562
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	1,837,574	2,596,562
91 to 120 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	1,291,618	813,687
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	1,291,618	813,687
121 to 150 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	1,398,993	191,547
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	1,398,993	191,547
151 to 180 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	167,493	167,496
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	167,493	167,496
181 to 210 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	212,227	126,933
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	212,227	126,933
211 to 250 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	290,057	68,030
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	290,057	68,030
Over 250 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	4,187,869	3,278,334
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	$ 4,187,869	$ 3,278,334